Accrued liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued purchases	$8,165	$690
Accrued payroll and payroll related expenses	6,476	518
Accrued other operating costs	424	485
Total accrued liabilities	$15,065	$1,693